Expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses [Line Items]
Share-based compensation expense	$ 34,502	$ 15,398
Revenue	3,723,475	4,311,188
Atlas Methanol Company Unlimited
Expenses [Line Items]
Revenue	$ 466,312	$ 532,456